Pension and Other Post-retirement Obligations - Summary of Net Liability Recognised in Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Defined benefit pension schemes/post-employment obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of defined benefit scheme assets	$ (634)	$ (648)
Scheme deficit	333	290
Unrecognised surplus	0	0
Unrecognised past service credits	0	0
Adjustment for employer contributions tax	0	0
Net liability recognised in the Consolidated Balance Sheet	333	290
Defined benefit pension schemes/post-employment obligations [member] | Funded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	613	632
Defined benefit pension schemes/post-employment obligations [member] | Unfunded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	354	306
Post-retirement medical schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of defined benefit scheme assets	0	0
Scheme deficit	214	203
Unrecognised surplus	0	0
Unrecognised past service credits	0	0
Adjustment for employer contributions tax	0	0
Net liability recognised in the Consolidated Balance Sheet	214	203
Post-retirement medical schemes [member] | Funded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	0	0
Post-retirement medical schemes [member] | Unfunded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	$ 214	$ 203